Common Stock (Summary of Issued and Outstanding Common Stock) (Details) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Increase (Decrease) In Common Stock Value [Roll Forward]
Beginning Balance	$ 8,462
Issuance of common stock	261	$ 397
Senior management stock options exercised and Employee Share Purchase Plan ("ECSPP")	30	32
Ending Balance	9,042	8,462
Common Stock
Increase (Decrease) In Common Stock Value [Roll Forward]
Beginning Balance	8,462	7,762
Issuance of common stock	261	397
Issued under Purchase Plans at market rate	291	272
Senior management stock options exercised and Employee Share Purchase Plan ("ECSPP")	28	31
Ending Balance	$ 9,042	$ 8,462
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	284,120	269,950
Issuance of common stock (shares)	5,120	8,290
Issued under Purchase Plans at market rate	6,100	5,260
Options exercised under senior management share option plan	600	620
Ending Balance	295,940	284,120